Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
November 30, 2024
SLD-NPRT1-0125
1.9904903.102
Asset-Backed Securities - 11.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.8%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	57,811	57,881
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/2025	3,355	3,357
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	40,167	40,243
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	22,293	22,328
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	41,090	41,237
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A2, 5.2% 5/15/2026	3,365	3,366
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	56,666	56,872
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	120,000	120,046
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	8,517	8,525
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	27,851	27,968
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	47,203	47,313
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	72,000	72,291
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	55,000	55,061
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	5,000	5,028
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	37,802	37,926
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	49,116	49,345
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	81,000	81,288
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	100,000	100,683
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	46,531	46,629
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	62,564	62,755
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	100,000	100,103
Dell Equipment Finance Trust Series 2023-3 Class A2, 6.1% 4/23/2029 (b)	44,499	44,662
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	100,000	100,367
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	3,061	3,073
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	11,174	11,183
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	28,000	28,155
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	51,000	51,321
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	70,000	70,000
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	31,852	31,907
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	21,886	21,923
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	50,000	50,038
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	57,000	57,261
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	65,383	65,691
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A, 5.19% 3/16/2026	859	858
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A2A, 5.1% 5/18/2026	7,718	7,720
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	38,660	38,732
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	50,591	50,750
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	20,919	20,949
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	63,000	62,990
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	119,990
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	71,000	71,289
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	66,000	66,275
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	115,000	116,057
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	93,937	94,323
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	15,739	15,772
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	53,571	53,730
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	62,000	61,983
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	91,506	91,747
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	80,000	80,365
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	22,229	22,310
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	47,430	47,494
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	42,131	42,281
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	45,143	45,327
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	42,138	42,301
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	47,000	47,041
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	15,100	15,129
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	54,701	54,945
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	35,000	35,005
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/2025 (b)	6,100	6,102
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (b)	5,601	5,608
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	40,000	40,014
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	55,467	55,672
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	3,521	3,527
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	95,711
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/2026	437	436
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	23,066	23,120
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	26,201	26,297
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	50,075	50,155
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	11,677	11,693
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	32,843	32,921
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	120,000	120,105
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,239
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	17,669	17,746
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	18,283	18,319
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	53,796	54,010
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	64,000	64,244
TOTAL UNITED STATES		3,607,108
TOTAL ASSET-BACKED SECURITIES (Cost $3,598,272)		3,607,108

Bank Notes - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Banks - 0.8%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	252,566

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	31,101	30,887
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class ASB, 3.324% 1/15/2059	10,582	10,536
TOTAL UNITED STATES		41,423
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,034)		41,423

Non-Convertible Corporate Bonds - 57.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(c)(d)	91,000	90,964
CANADA - 6.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.625% 12/15/2025	60,000	59,250
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	110,000	108,086
Canadian Natural Resources Ltd 3.9% 2/1/2025	111,000	110,714
Enbridge Inc 2.5% 1/15/2025	136,000	135,573
Enbridge Inc 2.5% 2/14/2025	70,000	69,627
		424,000
Financials - 3.9%
Banks - 3.9%
Bank of Montreal 0.949% 1/22/2027 (d)	115,000	110,139
Bank of Montreal 4.567% 9/10/2027 (d)	81,000	80,841
Bank of Montreal 5.2% 12/12/2024	130,000	130,018
Bank of Montreal 5.92% 9/25/2025	50,000	50,495
Bank of Montreal U.S. SOFR Averages Index + 0.465%, 5.2168% 1/10/2025 (c)(d)	108,000	108,020
Bank of Nova Scotia/The 5.25% 12/6/2024	130,000	130,004
Bank of Nova Scotia/The 5.45% 6/12/2025	80,000	80,335
Canadian Imperial Bank of Commerce 2.25% 1/28/2025	120,000	119,468
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	60,000	60,061
Royal Bank of Canada 5.069% 7/23/2027 (d)	110,000	110,691
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (c)(d)	90,000	90,098
Toronto-Dominion Bank/The 3.766% 6/6/2025	120,000	119,366
		1,189,536
Industrials - 0.3%
Ground Transportation - 0.3%
Canadian Pacific Railway Co 1.35% 12/2/2024	80,000	80,000
Materials - 0.3%
Chemicals - 0.3%
Nutrien Ltd 3% 4/1/2025	52,000	51,690
Nutrien Ltd 5.95% 11/7/2025	50,000	50,548
		102,238
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Emera US Finance LP 3.55% 6/15/2026	90,000	88,185
TOTAL CANADA		1,943,209
CHINA - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	120,000	118,720
NXP BV / NXP Funding LLC 5.35% 3/1/2026	121,000	121,430

TOTAL CHINA		240,150
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	150,000	150,334
IRELAND - 1.0%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	151,000	145,794
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	150,000	151,154

TOTAL IRELAND		296,948
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	203,616
NETHERLANDS - 0.8%
Financials - 0.8%
Banks - 0.8%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	249,560
UNITED KINGDOM - 0.7%
Financials - 0.7%
Banks - 0.7%
Barclays PLC 7.325% 11/2/2026 (d)	200,000	204,030
UNITED STATES - 46.0%
Communication Services - 1.9%
Media - 0.9%
Discovery Communications LLC 4.9% 3/11/2026	100,000	99,652
Warnermedia Holdings Inc 3.638% 3/15/2025	121,000	120,492
Warnermedia Holdings Inc 3.788% 3/15/2025	60,000	59,758
		279,902
Wireless Telecommunication Services - 1.0%
T-Mobile USA Inc 1.5% 2/15/2026	80,000	76,971
T-Mobile USA Inc 2.25% 2/15/2026	113,000	109,579
T-Mobile USA Inc 3.5% 4/15/2025	120,000	119,367
		305,917
Consumer Discretionary - 5.6%
Automobiles - 3.3%
American Honda Finance Corp 4.95% 1/9/2026	59,000	59,211
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (c)(d)	90,000	90,056
General Motors Financial Co Inc 1.25% 1/8/2026	60,000	57,696
General Motors Financial Co Inc 2.75% 6/20/2025	60,000	59,273
General Motors Financial Co Inc 3.8% 4/7/2025	80,000	79,627
General Motors Financial Co Inc 4% 1/15/2025	80,000	79,888
General Motors Financial Co Inc 4.35% 4/9/2025	80,000	79,823
General Motors Financial Co Inc 6.05% 10/10/2025	50,000	50,489
Hyundai Capital America 1.8% 10/15/2025 (b)	53,000	51,572
Hyundai Capital America 2.65% 2/10/2025 (b)	120,000	119,409
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,376
Hyundai Capital America 5.8% 6/26/2025 (b)	75,000	75,360
Hyundai Capital America 5.875% 4/7/2025 (b)	80,000	80,155
Hyundai Capital America 6.25% 11/3/2025 (b)	80,000	80,890
		1,013,825
Leisure Products - 0.6%
Mattel Inc 3.375% 4/1/2026 (b)	90,000	87,690
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,220
		177,910
Specialty Retail - 1.7%
AutoZone Inc 3.25% 4/15/2025	60,000	59,640
AutoZone Inc 3.625% 4/15/2025	120,000	119,394
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (c)(d)	64,000	64,127
Lowe's Cos Inc 3.375% 9/15/2025	70,000	69,264
Lowe's Cos Inc 4% 4/15/2025	120,000	119,662
Ross Stores Inc 4.6% 4/15/2025	80,000	79,912
		511,999
TOTAL CONSUMER DISCRETIONARY		1,703,734

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc 4% 5/15/2025	110,000	109,471
Food Products - 0.5%
Conagra Brands Inc 4.6% 11/1/2025	50,000	49,893
Kraft Heinz Foods Co 3% 6/1/2026	104,000	101,452
		151,345
TOTAL CONSUMER STAPLES		260,816

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
DCP Midstream Operating LP 5.375% 7/15/2025	90,000	90,149
Enterprise Products Operating LLC 3.75% 2/15/2025	60,000	59,812
Eqt Corp 3.125% 5/15/2026 (b)	90,000	87,541
MPLX LP 1.75% 3/1/2026	114,000	109,734
MPLX LP 4% 2/15/2025	56,000	55,859
MPLX LP 4.875% 12/1/2024	135,000	135,001
MPLX LP 4.875% 6/1/2025	60,000	59,998
Phillips 66 1.3% 2/15/2026	60,000	57,606
Phillips 66 Co 3.605% 2/15/2025	80,000	79,717
Spectra Energy Partners LP 3.5% 3/15/2025	60,000	59,739
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	60,000	61,615
Western Gas Partners LP 3.1% 2/1/2025 (e)	110,000	109,551
Western Gas Partners LP 4.65% 7/1/2026	60,000	59,644
Williams Cos Inc/The 3.9% 1/15/2025	84,000	83,882
		1,109,848
Financials - 21.5%
Banks - 9.9%
Bank of America Corp 1.197% 10/24/2026 (d)	80,000	77,556
Bank of America Corp 1.658% 3/11/2027 (d)	60,000	57,656
Bank of America Corp 3.366% 1/23/2026 (d)	110,000	109,723
Bank of America Corp 3.384% 4/2/2026 (d)	100,000	99,485
Bank of America Corp 3.559% 4/23/2027 (d)	74,000	72,724
Bank of America Corp 4.827% 7/22/2026 (d)	120,000	120,002
Bank of America Corp 5.08% 1/20/2027 (d)	50,000	50,142
Citigroup Inc 1.462% 6/9/2027 (d)	60,000	57,052
Citigroup Inc 3.106% 4/8/2026 (d)	120,000	119,258
Citigroup Inc 5.61% 9/29/2026 (d)	90,000	90,540
Citigroup Inc U.S. SOFR Index + 0.694%, 5.4004% 1/25/2026 (c)(d)	40,000	40,020
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	100,739
JPMorgan Chase & Co 1.045% 11/19/2026 (d)	120,000	115,831
JPMorgan Chase & Co 1.578% 4/22/2027 (d)	90,000	86,117
JPMorgan Chase & Co 2.005% 3/13/2026 (d)	80,000	79,372
JPMorgan Chase & Co 2.083% 4/22/2026 (d)	102,000	100,905
JPMorgan Chase & Co 3.96% 1/29/2027 (d)	80,000	79,270
JPMorgan Chase & Co 5.546% 12/15/2025 (d)	69,000	69,007
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (d)	100,000	99,965
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (d)	110,000	110,588
Regions Financial Corp 2.25% 5/18/2025	105,000	103,699
Truist Financial Corp 1.2% 8/5/2025	90,000	87,933
Truist Financial Corp 1.267% 3/2/2027 (d)	90,000	86,131
Truist Financial Corp 4.26% 7/28/2026 (d)	101,000	100,680
Truist Financial Corp 5.9% 10/28/2026 (d)	80,000	80,728
Truist Financial Corp 6.047% 6/8/2027 (d)	110,000	111,930
US Bancorp 5.727% 10/21/2026 (d)	154,000	155,154
US Bancorp 6.787% 10/26/2027 (d)	74,000	76,665
Wells Fargo & Co 2.164% 2/11/2026 (d)	80,000	79,568
Wells Fargo & Co 2.188% 4/30/2026 (d)	90,000	89,015
Wells Fargo & Co 3.196% 6/17/2027 (d)	74,000	72,187
Wells Fargo & Co 3.908% 4/25/2026 (d)	120,000	119,535
Wells Fargo & Co 4.54% 8/15/2026 (d)	130,000	129,694
		3,028,871
Capital Markets - 6.0%
Bank of New York Mellon Corp/The 1.6% 4/24/2025	130,000	128,445
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (d)	110,000	109,656
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (d)	53,000	52,584
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (d)	114,000	109,765
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	120,000	114,986
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (d)	80,000	80,522
Intercontinental Exchange Inc 3.65% 5/23/2025	84,000	83,574
Moody's Corp 3.75% 3/24/2025	120,000	119,568
Morgan Stanley 4.679% 7/17/2026 (d)	80,000	79,897
Morgan Stanley U.S. SOFR Index + 0.509%, 5.2137% 1/22/2025 (c)(d)	475,000	475,073
Nasdaq Inc 5.65% 6/28/2025	94,000	94,412
State Street Corp 2.901% 3/30/2026 (d)	112,000	111,266
State Street Corp 4.857% 1/26/2026 (d)	80,000	79,979
State Street Corp 5.104% 5/18/2026 (d)	90,000	90,131
State Street Corp 5.751% 11/4/2026 (d)	100,000	100,894
		1,830,752
Consumer Finance - 2.8%
Ally Financial Inc 4.625% 3/30/2025	90,000	89,827
Ally Financial Inc 5.8% 5/1/2025	50,000	50,094
American Express Co 4.99% 5/1/2026 (d)	120,000	120,081
American Express Co 6.338% 10/30/2026 (d)	114,000	115,609
Capital One Financial Corp 2.636% 3/3/2026 (d)	130,000	129,199
Capital One Financial Corp 3.2% 2/5/2025	80,000	79,754
Capital One Financial Corp 4.985% 7/24/2026 (d)	170,000	169,948
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (c)(d)	90,000	90,024
		844,536
Financial Services - 1.3%
Corebridge Financial Inc 3.5% 4/4/2025	100,000	99,498
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	91,404
PayPal Holdings Inc 1.65% 6/1/2025	80,000	78,762
Western Union Co/The 1.35% 3/15/2026	55,000	52,495
Western Union Co/The 2.85% 1/10/2025	100,000	99,772
		421,931
Insurance - 1.5%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	115,185
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	85,272
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	53,000	51,942
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	120,000	120,920
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	87,720
		461,039
TOTAL FINANCIALS		6,587,129

Health Care - 3.1%
Biotechnology - 0.4%
AbbVie Inc 3.8% 3/15/2025	60,000	59,832
Amgen Inc 5.25% 3/2/2025	75,000	75,054
		134,886
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp 1.9% 6/1/2025	130,000	128,112
Health Care Providers & Services - 2.3%
Cigna Group/The 1.25% 3/15/2026	55,000	52,637
Cigna Group/The 3.25% 4/15/2025	80,000	79,552
CVS Health Corp 3.875% 7/20/2025	60,000	59,592
CVS Health Corp 4.1% 3/25/2025	110,000	109,707
HCA Inc 5.25% 4/15/2025	60,000	60,054
HCA Inc 5.25% 6/15/2026	100,000	100,262
HCA Inc 5.375% 2/1/2025	135,000	134,983
HCA Inc 5.875% 2/15/2026	80,000	80,622
		677,409
TOTAL HEALTH CARE		940,407

Industrials - 2.4%
Building Products - 0.3%
Carrier Global Corp 2.242% 2/15/2025	85,000	84,494
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	90,630
Machinery - 0.7%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (c)(d)	150,000	150,749
Otis Worldwide Corp 2.056% 4/5/2025	60,000	59,407
		210,156
Trading Companies & Distributors - 1.1%
Air Lease Corp 2.3% 2/1/2025	60,000	59,688
Air Lease Corp 2.875% 1/15/2026	53,000	51,859
Air Lease Corp 3.25% 3/1/2025	110,000	109,505
Air Lease Corp 3.375% 7/1/2025	120,000	118,963
		340,015
TOTAL INDUSTRIALS		725,295

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	36,000	36,551
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 1.65% 4/15/2026	90,000	86,122
Software - 1.1%
Oracle Corp 2.5% 4/1/2025	170,000	168,627
Roper Technologies Inc 1% 9/15/2025	60,000	58,318
VMware LLC 4.5% 5/15/2025	90,000	89,795
		316,740
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	102,554
TOTAL INFORMATION TECHNOLOGY		541,967

Materials - 0.7%
Chemicals - 0.7%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	56,023
Celanese US Holdings LLC 6.05% 3/15/2025	100,000	100,143
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	90,000	87,268
		243,434
Real Estate - 1.2%
Specialized REITs - 1.2%
American Tower Corp 2.4% 3/15/2025	80,000	79,398
American Tower Corp 2.95% 1/15/2025	98,000	97,730
American Tower Corp 4% 6/1/2025	101,000	100,483
Crown Castle Inc 1.35% 7/15/2025	90,000	88,075
		365,686
Utilities - 3.4%
Electric Utilities - 1.8%
Edison International 4.7% 8/15/2025	95,000	94,802
Edison International 4.95% 4/15/2025	60,000	59,943
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	90,000	89,337
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	48,828
Pacific Gas and Electric Co 3.15% 1/1/2026	60,000	58,889
Pacific Gas and Electric Co 3.5% 6/15/2025	60,000	59,493
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (c)(d)	120,000	120,267
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(f)	21,000	21,030
		552,589
Gas Utilities - 0.4%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	111,000	108,893
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.3% 7/15/2025 (b)	80,000	79,030
Multi-Utilities - 1.0%
Dominion Energy Inc 3.9% 10/1/2025	80,000	79,403
NiSource Inc 0.95% 8/15/2025	90,000	87,545
Puget Energy Inc 3.65% 5/15/2025	136,000	135,065
		302,013
TOTAL UTILITIES		1,042,525

TOTAL UNITED STATES		14,106,660
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,411,749)		17,485,471

U.S. Treasury Obligations - 27.8%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.09 to 5.25	2,837,700	2,826,716
US Treasury Bills 0% 11/28/2025	4.32	801,400	768,351
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	500,000	493,863
US Treasury Bills 0% 3/6/2025	4.70	1,727,700	1,707,890
US Treasury Bills 0% 4/3/2025	4.31	2,300,000	2,266,192
US Treasury Bills 0% 5/22/2025	4.42	466,900	457,358
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,517,461)			8,520,370

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $665,283)	4.64	665,150	665,283

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $30,483,799)	30,572,221
NET OTHER ASSETS (LIABILITIES) - 0.4%	123,912
NET ASSETS - 100.0%	30,696,133

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,727,689 or 12.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	990,120	4,659,558	4,984,395	8,885	-	-	665,283	0.0%
Total	990,120	4,659,558	4,984,395	8,885	-	-	665,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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